Share Capital (Summary of Shares Issued) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Beginning Balance	557,492,516	569,260,406
Ending Balance	507,246,105	557,492,516
Beginning Balance	$ 15,457
Ending Balance	14,172	$ 15,457
Purchase of treasury shares	4,496	1,105
Increase (decrease) through share-based payment transactions, equity	$ 184	$ 217
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	557,492,516
Issued under option plans and share-settled plans	3,066,148	4,424,437
Ending Balance	507,246,105	557,492,516
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	$ 15,457
Ending Balance	14,172	$ 15,457
Purchase of treasury shares	1,487	442
Increase (decrease) through share-based payment transactions, equity	202	226
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	22	47
Increase (decrease) through share-based payment transactions, equity	(18)	(9)
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	0	0
Increase (decrease) through share-based payment transactions, equity	0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	2,987	616
Increase (decrease) through share-based payment transactions, equity	0	0
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	4,496	1,105
Increase (decrease) through share-based payment transactions, equity		217
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	0	0
Increase (decrease) through share-based payment transactions, equity	$ 0	$ 0